Financial risk management objectives and policies - Disclosure Of Exposure to credit risk (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	$ 9,529,723	$ 10,348,732	$ 15,332,928	$ 8,516,854
Trade and other receivables	6,603,240	2,860,116
Current financial assets	10,000,880	0
Advances to shareholders		36,091
Exposure to credit risk	26,133,843	13,244,939
Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	9,529,723	10,348,732
Current financial assets	10,000,880
Advances to shareholders		36,091
Exposure to credit risk	26,133,843	13,244,939
Corporate customers [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Trade and other receivables	2,366,209	2,596,637
Individual customers [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Trade and other receivables	783,018	189,253
Others [Member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Trade and other receivables	$ 3,454,013	$ 74,226